CONCENTRATION OF RISK (Detail Textuals)	12 Months Ended
	Dec. 31, 2014 Customer	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer
Purchase | Supplier Concentration Risk | Cast Resin
Concentration Risk [Line Items]
Number of suppliers	2
Purchase | Supplier Concentration Risk | Silicon Steel
Concentration Risk [Line Items]
Number of suppliers	1
Purchase | Supplier Concentration Risk | ChongQing Industry Co., Ltd (NAGASE) | Cast Resin
Concentration Risk [Line Items]
Percentage accounted	1.33%	1.60%
Purchase | Supplier Concentration Risk | Momentive (Hexion /Bakelite AG) | Cast Resin
Concentration Risk [Line Items]
Percentage accounted	0.32%	1.32%
Purchase | Supplier Concentration Risk | Wuhan Steel Processing Co Ltd | Silicon Steel
Concentration Risk [Line Items]
Percentage accounted	26.02%	24.73%
Purchase | Supplier Concentration Risk | Hainan Xinlong Copper Co Ltd | Copper and Aluminum
Concentration Risk [Line Items]
Percentage accounted	3.99%	5.71%
Purchase | Supplier Concentration Risk | Foshan HuaHong Copper Co. Ltd. | Copper and Aluminum
Concentration Risk [Line Items]
Percentage accounted	2.75%	0.26%
Purchase | Supplier Concentration Risk | Shanghai Congxin Electric Co Ltd | Copper and Aluminum
Concentration Risk [Line Items]
Percentage accounted	2.88%	2.18%
Sales | Customer Concentration Risk
Concentration Risk [Line Items]
Percentage accounted	7.30%	10.50%	12.70%
Number of customer	1	1	1